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                                                     May 7, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Memorial Funds
                             (File Nos. 333-41461 and 811-08529)

Ladies and Gentlemen:

     On behalf of Memorial Funds (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2002.

                                                     Sincerely,

                                                     /s/Nora L. Sheehan

                                                     Nora L. Sheehan


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